STOCK SPLIT AND AUTHORIZATION OF ADDITIONAL SHARES	12 Months Ended
Dec. 25, 2013
Equity [Abstract]
STOCK SPLIT AND AUTHORIZATION OF ADDITIONAL SHARES

16. STOCK SPLIT AND AUTHORIZATION OF ADDITIONAL SHARES

On July 14, 2014, the Company amended its certificate of incorporation to increase the number of shares the Company is authorized to issue to 200,000,000 shares of common stock, par value $0.01 per share. The amendment of the certificate of incorporation effected an internal recapitalization pursuant to which the Company effected an 8.56381-for-1 stock split on its outstanding common stock.

Accordingly, all common share and per share amounts in these consolidated financial statements and the notes thereto have been adjusted to reflect the 8.56381-for-1 stock split as though it had occurred at the beginning of the initial period presented.